Intangible assets (Tables)	12 Months Ended
Jun. 30, 2018
Intangible assets.
Schedule of intangible assets

	Goodwill £'000	Registrations £'000	Other £'000	Total £'000
At 1 July 2016
Cost	421,453	511,893	2,766	936,112
Accumulated amortization	—	(270,169)	(309)	(270,478)

Net book amount	421,453	241,724	2,457	665,634

Year ended 30 June 2017
Opening net book amount	421,453	241,724	2,457	665,634
Additions	—	205,091	3,853	208,944
Disposals	—	(37,353)	—	(37,353)
Amortization charge	—	(123,695)	(739)	(124,434)
Reversal of impairment (note 6)	—	4,753	—	4,753

Closing book amount	421,453	290,520	5,571	717,544

At 30 June 2017
Cost	421,453	645,433	6,619	1,073,505
Accumulated amortization	—	(354,913)	(1,048)	(355,961)

Net book amount	421,453	290,520	5,571	717,544

Year ended 30 June 2018
Opening net book amount	421,453	290,520	5,571	717,544
Additions	—	243,182	4,495	247,677
Disposals	—	(27,201)	—	(27,201)
Amortization charge	—	(136,993)	(1,387)	(138,380)

Closing book amount	421,453	369,508	8,679	799,640

At 30 June 2018
Cost	421,453	785,594	10,379	1,217,426
Accumulated amortization	—	(416,086)	(1,700)	(417,786)

Net book amount	421,453	369,508	8,679	799,640